New accounting pronouncements - Deferred tax related to assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Deferred tax assets
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)	$ 531	$ 710	$ 665		$ 125
Deferred tax assets | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		710	665
Deferred tax assets | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		0	0	$ 0
Deferred tax assets | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		710	665	125
Deferred tax assets | Financial assets at fair value through OCI
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		4,124
Deferred tax assets | Financial assets at fair value through OCI | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		0
Deferred tax assets | Financial assets at fair value through OCI | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		4,124
Deferred tax assets | Financial assets at fair value through profit or loss
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)	0	973	517
Deferred tax assets | Financial assets at fair value through profit or loss | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		973	517
Deferred tax assets | Financial assets at fair value through profit or loss | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		0	0
Deferred tax assets | Financial assets at fair value through profit or loss | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		973	517
Deferred tax assets | Tax losses
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)	7,464	9,313	5,783		0
Deferred tax assets | Tax losses | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		9,862	6,173
Deferred tax assets | Tax losses | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		549	390	311
Deferred tax assets | Tax losses | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		9,862	6,173	311
Deferred tax assets | Tax benefits
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)	497	699	665		125
Deferred tax assets | Tax benefits | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		699	665
Deferred tax assets | Tax benefits | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		0	0	0
Deferred tax assets | Tax benefits | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		699	665	125
Deferred tax assets | Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		0	0		0
Deferred tax assets | Leases | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		3,302	2,804	3,220
Deferred tax assets | Leases | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		3,302	2,804	3,220
Deferred tax assets | Others
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)			80
Deferred tax assets | Others | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		0	80
Deferred tax assets | Others | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)			0
Deferred tax assets | Others | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)			80
Deferred tax assets | Deferred tax assets offset
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)	(10,895)	(14,399)	(6,380)		0
Deferred tax assets | Deferred tax assets offset | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		(18,250)	(9,574)
Deferred tax assets | Deferred tax assets offset | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		(3,851)	(3,194)	(3,531)
Deferred tax assets | Deferred tax assets offset | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		(18,250)	(9,574)	(3,531)
Deferred tax liabilities
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)	(204)	(899)	0		(61)
Deferred tax liabilities | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		(899)	0
Deferred tax liabilities | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		0	0	0
Deferred tax liabilities | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		(899)	0	(61)
Deferred tax liabilities | Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		0	0		0
Deferred tax liabilities | Leases | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		(3,851)	(3,194)	(3,531)
Deferred tax liabilities | Leases | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		(3,851)	(3,194)	(3,531)
Deferred tax liabilities | Others
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)	(140)	(435)	(534)
Deferred tax liabilities | Others | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		(435)	(534)
Deferred tax liabilities | Others | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		0	0
Deferred tax liabilities | Others | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		(435)	(534)
Deferred tax liabilities | Deferred tax assets offset
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)	10,895	14,399	6,380		0
Deferred tax liabilities | Deferred tax assets offset | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		18,250	9,574
Deferred tax liabilities | Deferred tax assets offset | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		3,851	3,194	3,531
Deferred tax liabilities | Deferred tax assets offset | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		18,250	9,574	3,531
Deferred tax liabilities | Assets depreciation and amortization
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)	(421)	(987)	(458)		$ (61)
Deferred tax liabilities | Assets depreciation and amortization | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		(987)	(458)
Deferred tax liabilities | Assets depreciation and amortization | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		0	0	0
Deferred tax liabilities | Assets depreciation and amortization | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		(987)	(458)	$ (61)
Deferred tax liabilities | Unrealized foreign exchange gains - P&L
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)	$ (8,854)	(13,876)	(5,388)
Deferred tax liabilities | Unrealized foreign exchange gains - P&L | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		(13,876)	(5,388)
Deferred tax liabilities | Unrealized foreign exchange gains - P&L | IAS 12 | IAS 12 amendment adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		0	0
Deferred tax liabilities | Unrealized foreign exchange gains - P&L | IAS 12 | After re-presentation
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax liability (asset)		$ (13,876)	$ (5,388)